Significant Accounting Policies - Summary of Computation Details of Final Net Income Loss Available to Common Stockholders (Detail) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Accounting Policies [Abstract]
Net income	$ 3,386,750	$ 3,530,190
Accretion of temporary equity to redemption value	(31,641,174)	(2,458,852)
Net income (loss) including accretion of temporary equity to redemption value	$ (28,254,424)	$ 1,071,338